INCOME TAX	12 Months Ended
Jun. 30, 2021
INCOME TAX
INCOME TAX

NOTE 8. INCOME TAX

The Company did not have any significant deferred tax assets or liabilities as of June 30, 2021 and 2020.

The Company’s net deferred tax assets are as follows:

	June 30,
	2021	2020

Deferred tax asset
Net operating loss carryforward	$6,802	$210
Startup/Organization Expenses	111,312	—
Total deferred tax asset	118,114	210
Valuation allowance	(118,114)	(210)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	June 30,
	2021	2020
Federal
Current	$—	$—
Deferred	(117,904)	(210)

State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	117,904	210
Income tax provision	$—	$—

As of June 30, 2021 and 2020, the Company had $31,391 and $1,000, respectively, of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended June 30, 2021 and for the period from December 18, 2019 (inception) through June 30, 2020, the change in the valuation allowance was $117,904 and $210, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at June 30, 2021 and 2020 is as follows:

	June 30,
	2021	2020

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Change in valuation allowance	(21.0)%	(21.0)%
Income tax provision	0.0%	0.0%

The Company files income tax returns in the U.S. federal jurisdiction in various state and local jurisdictions and is subject to examination by the various taxing authorities.